UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation
Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Item 1.  Reports to Stockholders

                                        Get shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.
Delaware
Foundation Funds

May 30, 2006

This brochure accompanies a semiannual report for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Foundation Funds prospectus contains this and other important information about the Fund. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money. The figures in the annual report for Delaware Foundation Funds represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Core Equity Mutual Funds

[Logo]
Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

> Experience Delaware Investments

Delaware Investments provides asset management services and solutions for a broad array of institutional and individual investors. Today's Delaware Investments is more dynamic than ever before, managing assets across all major asset classes for a wide range of investors, including institutions, pension funds, 401(k)/defined contribution plans, endowments, foundations, corporations, and high-net-worth individuals.

With a strong focus on performance, research, and our clients, the Delaware Investments(R) vision is to be recognized as a world-class asset management company, helping people and organizations achieve their financial aspirations.

Our Principles:

Passion for Performance
The results-oriented culture at Delaware Investments puts investors first and begins with a passion for performance. At Delaware Investments, our passion for performance means that disciplined investment teams are encouraged to rely on proprietary, fundamental research, and to strive for consistency of return. Although we cannot guarantee performance, we're committed to going the extra mile to fulfill client expectations with regard to both investment performance and service.

Powered by Research(R)
At Delaware Investments, Powered by Research is more than just a slogan. It's the way we've structured the company. Senior executives at Delaware Investments have created an investment culture driven by research and characterized by its passion for performance. Our conviction about the quality of our research helps us to stick to our core investment competencies. That means style purity. It also means that, regardless of the latest "fads" in investment management, we create only Funds that we believe can help investors in the long run.

Clients First
At Delaware Investments, we put investors first in everything we do. We remain committed to upholding the company's strong institutional heritage, which serves us well when crafting mutual funds and managed account portfolios for individual investors. Through our parent company, Lincoln Financial Group, we provide financial intermediaries with top-notch investment products that can help individuals reach their goals.

People We're Proud Of
Organizations are their people, and Delaware Investments recognizes that its employees' passion for the business drives its success. That's why we've fostered a culture of service and have continually added experienced and proven new money managers to the talent already in our asset management ranks.

Strength in Partnership
Delaware Investments understands the power of partnerships in a knowledge-based industry. We are recognized as an integral part of the Lincoln Financial Group, which offers a broad variety of high-quality financial solutions to investors. Together, Lincoln Financial Group and Delaware Investments provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly respected investment manager.

(C) 2006 Delaware Distributors L.P.

Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

ii     This page is not part of the semiannual report.

Dear shareholder:                                                 April 11, 2006

The U.S. stock market posted gains during the event-filled six months that ended March 31, 2006, leading many investors to believe that the economy has fully absorbed the effects of Hurricanes Katrina and Rita. In another move viewed as an impetus for economic stability, the new U.S. Federal Reserve Chairman, Ben Bernanke, proved dedicated to the existing Federal Reserve playbook in his first meeting as Chairman, as the fed boosted borrowing costs to a five-year high and hinted at an additional interest rate hike. Meanwhile, Wall Street is set to kick off the earnings season just as concerns about oil prices and interest rates are influencing expectations about corporate profits.

We believe that Delaware Foundation Funds offer investors an excellent way to focus on the long term and to diversify their portfolios based on goals and time horizon. As always, we encourage investors to keep a long-term outlook regardless of the current environment. We also encourage you to focus on the key factors in achieving financial goals, including sound planning and the guidance of an investment professional.

Today, Delaware Investments is proud to be the asset management arm of a growing, vibrant Lincoln Financial Group, which serves individual investors, institutions, and third-party clients through a wide array of investment vehicles. Now we have begun a new chapter in our future growth. On April 3, 2006, Lincoln National Corporation completed its merger with Jefferson Pilot. By joining forces, we have created a financial services powerhouse with a broader product portfolio and an enhanced scope of client services.

We thank you for your continued commitment to and support of Delaware
Investments.

Sincerely,

/s/ Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds


                        This page is not part of the semiannual report.      iii

> Delaware Investments(R) Family of Funds

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds in the Delaware Investments(R) Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

Growth Equity Group

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Large Cap Growth Fund
 (Formerly Delaware Diversified Growth Fund)
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value Equity Group

Delaware Balanced Fund
Delaware Dividend Income Fund
Delaware Large Cap Value Fund
Delaware REIT Fund
Delaware Small Cap Value Fund*
Delaware Value Fund

Core Equity Group

Delaware Foundation Funds
Delaware Aggressive Allocation Portfolio
 (Formerly Delaware Growth Allocation Portfolio)
Delaware Moderate Allocation Portfolio
 (Formerly Delaware Balanced Allocation Portfolio)
Delaware Conservative Allocation Portfolio
 (Formerly Delaware Income Allocation Portfolio)
Delaware Small Cap Core Fund (Formerly Delaware Small Cap Contrarian Fund)

International Group

Delaware Emerging Markets Fund*
Delaware Global Value Fund
 (Formerly Delaware International Small Cap Value Fund)
Delaware International Value Equity Fund

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Inflation Protected Bond Fund
Delaware Limited-Term Government Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Fixed Income Group (continued)
Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond
Fund Delaware Tax-Free Insured Fund*
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund*
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund*
Delaware Tax-Free Pennsylvania Fund

Growing strong together

Lincoln Financial Group, through its affiliates, is a proven industry leader in identifying and delivering sophisticated financial planning and product solutions for the creation, protection, and enjoyment of wealth.

Delaware Investments is an asset management company committed to fundamental, style-specific investment research across multiple asset classes.

Rooted in history

o The strength of both organizations today is a result of 100 years of Lincoln history, 75+ years of Delaware Investments history, and the past 10 years together.

o Delaware Investments is recognized as an integral part of the ability of Lincoln Financial Group to offer a broad variety of high-quality financial solutions to investors.

o Together, they provide investors with the resources of a larger financial services organization and the expertise, insight, and discipline of a highly-respected investment management firm.

*Closed to new investors


iv     This page is not part of the semiannual report.

Delaware
Foundation Funds

Semiannual Report
March 31, 2006

Core Equity Mutual Funds

[Logo]
Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

Table of contents

> Disclosure of Portfolio expenses                           1

> Sector allocations                                         3

> Financial statements:
   Statements of net assets                                  4
   Statements of assets and liabilities                      7
   Statements of operations                                  8
   Statements of changes in net assets                       9
   Financial highlights                                     12
   Notes to financial statements                            27

> About the organization                                    32

   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors L.P.

Disclosure of Portfolio expenses

For the Period October 1, 2005 to March 31, 2006

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios' actual expenses, shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Portfolios' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

                                                           Expenses
                      Beginning    Ending                 Paid During
                       Account     Account   Annualized     Period
                        Value       Value     Expense      10/1/05 to
                       10/1/05     3/31/06     Ratio        3/31/06
-----------------------------------------------------------------------
Actual Fund Return
Class A               $1,000.00   $1,061.80     0.80%       $4.11
Class B                1,000.00    1,058.00     1.55%        7.95
Class C                1,000.00    1,057.90     1.55%        7.95
Class R                1,000.00    1,060.00     1.05%        5.39
Institutional Class    1,000.00    1,063.20     0.55%        2.83
-----------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A               $1,000.00   $1,020.94     0.80%       $4.03
Class B                1,000.00    1,017.20     1.55%        7.80
Class C                1,000.00    1,017.20     1.55%        7.80
Class R                1,000.00    1,019.70     1.05%        5.29
Institutional Class    1,000.00    1,022.19     0.55%        2.77
-----------------------------------------------------------------------

Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000

                                                           Expenses
                      Beginning    Ending                 Paid During
                       Account     Account   Annualized     Period
                        Value       Value     Expense      10/1/05 to
                       10/1/05     3/31/06     Ratio        3/31/06
-----------------------------------------------------------------------
Actual Fund Return
Class A               $1,000.00   $1,047.00     0.80%       $4.08
Class B                1,000.00    1,042.80     1.55%        7.89
Class C                1,000.00    1,041.70     1.55%        7.89
Class R                1,000.00    1,045.10     1.05%        5.35
Institutional Class    1,000.00    1,047.40     0.55%        2.81
-----------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A               $1,000.00   $1,020.94     0.80%       $4.03
Class B                1,000.00    1,017.20     1.55%        7.80
Class C                1,000.00    1,017.20     1.55%        7.80
Class R                1,000.00    1,019.70     1.05%        5.29
Institutional Class    1,000.00    1,022.19     0.55%        2.77
-----------------------------------------------------------------------

                                                                 (continued)   1

Disclosure of Portfolio expenses

For the Period October 1, 2005 to March 31, 2006

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000

                                                           Expenses
                      Beginning    Ending                 Paid During
                       Account     Account   Annualized     Period
                        Value       Value     Expense      10/1/05 to
                       10/1/05     3/31/06     Ratio        3/31/06
-----------------------------------------------------------------------
Actual Fund Return
Class A               $1,000.00   $1,030.70     0.80%       $4.05
Class B                1,000.00    1,027.70     1.55%        7.84
Class C                1,000.00    1,027.80     1.55%        7.84
Class R                1,000.00    1,028.80     1.05%        5.31
Institutional Class    1,000.00    1,032.00     0.55%        2.79
-----------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A               $1,000.00   $1,020.94     0.80%       $4.03
Class B                1,000.00    1,017.20     1.55%        7.80
Class C                1,000.00    1,017.20     1.55%        7.80
Class R                1,000.00    1,019.70     1.05%        5.29
Institutional Class    1,000.00    1,022.19     0.55%        2.77
-----------------------------------------------------------------------

Sector allocations

> Delaware Foundation Funds
  As of March 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Aggressive Allocation Portfolio

                                                 Percentage
Sector                                          of Net Assets
-------------------------------------------------------------
Affiliated Investment Companies                    93.64%
Domestic Equity Funds                              59.54%
International Equity Funds                         19.27%
Fixed Income Funds                                 14.83%
-------------------------------------------------------------
Repurchase Agreements                               6.28%
-------------------------------------------------------------
Total Market Value of Securities                   99.92%
-------------------------------------------------------------
Receivables and Other Assets Net of Liabilities     0.08%
-------------------------------------------------------------
Total Net Assets                                  100.00%
-------------------------------------------------------------

Delaware Moderate Allocation Portfolio

                                                 Percentage
Sector                                          of Net Assets
-------------------------------------------------------------
Affiliated Investment Companies                    94.11%
Domestic Equity Funds                              53.56%
International Equity Funds                         10.36%
Fixed Income Funds                                 30.19%
-------------------------------------------------------------
Repurchase Agreements                               6.23%
-------------------------------------------------------------
Total Market Value of Securities                  100.34%
-------------------------------------------------------------
Liabilities Net of Receivables and Other Assets    (0.34%)
-------------------------------------------------------------
Total Net Assets                                  100.00%
-------------------------------------------------------------

Delaware Conservative Allocation Portfolio

                                                 Percentage
Sector                                          of Net Assets
-------------------------------------------------------------
Affiliated Investment Companies                    94.76%
Domestic Equity Funds                              39.15%
International Equity Funds                          4.74%
Fixed Income Funds                                 50.87%
-------------------------------------------------------------
Repurchase Agreements                               5.35%
-------------------------------------------------------------
Total Market Value of Securities                  100.11%
-------------------------------------------------------------
Liabilities Net of Receivables and Other Assets    (0.11%)
-------------------------------------------------------------
Total Net Assets                                  100.00%
-------------------------------------------------------------

Statements of net assets

> Delaware Aggressive Allocation Portfolio
March 31, 2006 (Unaudited)

                                            Number of        Market
                                             Shares          Value
---------------------------------------------------------------------
Affiliated Investment Companies - 93.64%
---------------------------------------------------------------------
Equity Funds - 78.81%*
  Delaware Group Equity Funds II -
    Delaware Value Fund                     1,087,046     $12,957,587
  Delaware Group Equity Funds IV -
    Delaware Large Cap Growth Fund          1,795,884      12,750,779
  Delaware Group Equity Funds V -
    Delaware Small Cap Core Fund               46,508         584,143
  Delaware Group Global &
    International Funds -
    Delaware Emerging Markets Fund            126,136       2,430,635
  Delaware International Value
    Equity Fund                               376,908       7,225,334
  +Voyageur Mutual Funds III -
    Delaware Select Growth Fund               126,023       3,545,029
                                                          -----------
                                                           39,493,507
                                                          -----------
Fixed Income Funds - 14.83%*
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                 495,058       3,648,575
  Delaware Inflation Protected Bond Fund       92,765         890,547
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund              312,669       1,725,932
  Delaware High-Yield Opportunities Fund      216,781         934,328
  Delaware Group Limited-Term
    Government Funds -
    Delaware Limited-Term Government Fund      28,082         229,994
                                                          -----------
                                                            7,429,376
                                                          -----------
Total Affiliated Investment Companies
  (cost $37,875,182)                                       46,922,883
                                                          -----------

                                            Principal
                                             Amount
---------------------------------------------------------------------
Repurchase Agreements - 6.28%
---------------------------------------------------------------------
 With BNP Paribas 4.45% 4/3/06
  (dated 3/31/06, to
  be repurchased at $1,573,583,
  collateralized by $1,620,00
  U.S. Treasury Bills due 4/20/06,
  market value $1,616,694)                 $1,573,000       1,573,000
 With Cantor Fitzgerald 4.48%
  4/3/06 (dated 3/31/06, to be
  repurchased at $757,283,
  collateralized by $213,000
  U.S. Treasury Bills due 6/22/06,
  market value $210,745,
  $246,000 U.S. Treasury Bills
  due 7/20/06, market value
  $242,262, $205,000
  U.S. Treasury Bills due 8/17/06,
  market value $201,095 and
  $119,000 U.S. Treasury Notes
  2.625% due 11/15/06,
  market value $118,476)                      757,000         757,000

                                            Principal       Market
                                             Amount         Value
---------------------------------------------------------------------
Repurchase Agreements (continued)
---------------------------------------------------------------------
 With UBS Warburg 4.48% 4/3/06
  (dated 3/31/06, to be repurchased
  at $818,305, collateralized by
  $855,000 U.S. Treasury Bills due
  9/28/06, market value $835,348)           $ 818,000     $   818,000
                                                          -----------
Total Repurchase Agreements
 (cost $3,148,000)                                          3,148,000
                                                          -----------
Total Market Value of Securities - 99.92%
 (cost $41,023,182)                                        50,070,883
Receivables and Other Assets
 Net of Liabilities - 0.08%                                    40,451
                                                          -----------
Net Assets Applicable to 4,763,799
 Shares Outstanding - 100.00%                             $50,111,334
                                                          ===========

Net Asset Value - Delaware Aggressive Allocation
 Portfolio Class A ($36,399,884 / 3,452,747 Shares)            $10.54
                                                               ------
Net Asset Value - Delaware Aggressive Allocation
 Portfolio Class B ($7,664,150 / 733,351 Shares)               $10.45
                                                               ------
Net Asset Value - Delaware Aggressive Allocation
 Portfolio Class C ($5,259,605 / 502,850 Shares)               $10.46
                                                               ------
Net Asset Value - Delaware Aggressive Allocation
 Portfolio Class R ($689,611 / 65,554 Shares)                  $10.52
                                                               ------
Net Asset Value - Delaware Aggressive Allocation
 Portfolio Institutional Class ($98,084 / 9,297 Shares)        $10.55
                                                               ------

Components of Net Assets at March 31, 2006:
Shares of beneficial interest
 (unlimited authorization - no par)                       $40,850,937
Undistributed net investment income                             1,199
Accumulated net realized gain on investments                  211,497
Net unrealized appreciation of investments                  9,047,701
                                                          -----------

Total net assets                                          $50,111,334
                                                          ===========

+Non-income producing security for the period ended March 31, 2006.

*Institutional Class Shares.

Net Asset Value and Offering Price per Share -
 Delaware Aggressive Allocation Portfolio
Net asset value Class A (A)                                    $10.54
Sales charge (5.75% of offering price) (B)                       0.64
                                                               ------
Offering price                                                 $11.18
                                                               ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes


4                                                                    (continued)

Statements of net assets

> Delaware Moderate Allocation Portfolio
  March 31, 2006 (Unaudited)

                                            Number of        Market
                                             Shares          Value
---------------------------------------------------------------------
Affiliated Investment Companies - 94.11%
---------------------------------------------------------------------
Equity Funds - 63.92%*
 Delaware Group Equity Funds II -
  Delaware Value Fund                         902,068     $10,752,652
 Delaware Group Equity Funds IV -
  Delaware Large Cap Growth Fund            1,120,111       7,952,789
 Delaware Group Equity Funds V -
  Delaware Small Cap Core Fund                 31,164         391,420
 Delaware Group Global &
  International Funds -
  Delaware Emerging Markets Fund               46,489         895,847
  Delaware International Value
  Equity Fund                                 168,494       3,230,023
 +Voyageur Mutual Funds III -
  Delaware Select Growth Fund                  79,753       2,243,440
                                                          -----------
                                                           25,466,171
                                                          -----------
Fixed Income Funds - 30.19%*
 Delaware Group Government Funds -
  Delaware American Government
  Bond Fund                                   874,119       6,442,256
  Delaware Inflation Protected Bond Fund       77,304         742,122
 Delaware Group Income Funds -
  Delaware Corporate Bond Fund                448,528       2,475,874
  Delaware High-Yield Opportunities Fund      108,680         468,409
 Delaware Group Limited-Term
  Government Funds -
  Delaware Limited-Term
  Government Fund                             232,181       1,901,559
                                                          -----------
                                                           12,030,220
                                                          -----------
Total Affiliated Investment Companies
 (cost $31,260,025)                                        37,496,391
                                                          ===========

                                           Principal
                                             Amount
---------------------------------------------------------------------
Repurchase Agreements - 6.23%
---------------------------------------------------------------------
 With BNP Paribas 4.45% 4/3/06
  (dated 3/31/06, to be
  repurchased at $1,239,860,
  collateralized by $1,276,900
  U.S. Treasury Bills due
  4/20/06, market value
  $1,274,148)                              $1,239,400       1,239,400
 With Cantor Fitzgerald 4.48%
  4/3/06 (dated 3/31/06, to be
  repurchased at $596,823,
  collateralized by $167,700
  U.S. Treasury Bills due
  6/22/06, market value
  $166,093, $193,500 U.S.
  Treasury Bills due 7/20/06,
  market value $190,931,
  $161,300 U.S. Treasury Bills
  due 8/17/06, market value
  $158,487 and $93,700 U.S.
  Treasury Notes 2.625% due
  11/15/06, market value
  $93,373)                                    596,600         596,600

                                            Principal        Market
                                             Amount          Value
---------------------------------------------------------------------
Repurchase Agreements (continued)
---------------------------------------------------------------------
 With UBS Warburg 4.48% 4/3/06
  (dated 3/31/06, to be repurchased
  at $645,241, collateralized by
  $673,700 U.S. Treasury Bills due
  9/28/06, market value $658,354)           $ 645,000      $  645,000
                                                          -----------
Total Repurchase Agreements
 (cost $2,481,000)                                          2,481,000
                                                          -----------
Total Market Value of Securities - 100.34%
 (cost $33,741,025)                                        39,977,391
Liabilities Net of Receivables and
 Other Assets - (0.34%)                                      (134,502)
                                                          -----------
Net Assets Applicable to 3,938,835 Shares
 Outstanding - 100.00%                                    $39,842,889
                                                          ===========
Net Asset Value - Delaware Moderate Allocation
 Portfolio Class A ($31,356,827 / 3,099,923 Shares)            $10.12
                                                               ------
Net Asset Value - Delaware Moderate Allocation
 Portfolio Class B ($3,968,238 / 392,661 Shares)               $10.11
                                                               ------
Net Asset Value - Delaware Moderate Allocation
 Portfolio Class C ($3,497,406 / 345,255 Shares)               $10.13
                                                               ------
Net Asset Value - Delaware Moderate Allocation
 Portfolio Class R ($720,166 / 71,336 Shares)                  $10.10
                                                               ------
Net Asset Value - Delaware Moderate Allocation
 Portfolio Institutional Class ($300,252 / 29,660 Shares)      $10.12
                                                               ------

Components of Net Assets at March 31, 2006:
Shares of beneficial interest
 (unlimited authorization - no par)                       $34,661,560
Undistributed net investment income                            72,331
Accumulated net realized loss on investments               (1,127,368)
Net unrealized appreciation of investments                  6,236,366
                                                          -----------
Total net assets                                          $39,842,889
                                                          ===========

+Non-income producing security for the period ended March 31, 2006.

*Institutional Class Shares.

Net Asset Value and Offering Price per Share -
 Delaware Moderate Allocation Portfolio
Net asset value Class A (A)                                    $10.12
Sales charge (5.75% of offering price) (B)                       0.62
                                                               ------
Offering price                                                 $10.74
                                                               ------

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

                                                                 (continued)   5

Statements of net assets

> Delaware Conservative Allocation Portfolio
  March 31, 2006 (Unaudited)

                                           Number of        Market
                                             Shares         Value
---------------------------------------------------------------------
Affiliated Investment Companies - 94.76%
---------------------------------------------------------------------
Equity Funds - 43.89%*
 Delaware Group Equity Funds II -
  Delaware Value Fund                         615,316      $7,334,569
 Delaware Group Equity Funds IV -
  Delaware Large Cap Growth Fund              626,498       4,448,134
 Delaware Group Equity Funds V -
  Delaware Small Cap Core Fund                 28,004         351,727
 Delaware Group Global &
  International Funds -
  Delaware Emerging Markets Fund               14,884         286,818
  Delaware International Value
  Equity Fund                                  68,823       1,319,342
 Delaware Pooled Trust -
  Delaware REIT Fund                               23             493
 +Voyageur Mutual Funds III -
  Delaware Select Growth Fund                  39,864       1,121,377
                                                          -----------
                                                           14,862,460
                                                          -----------
 Fixed Income Funds - 50.87%*
 Delaware Group Government Funds -
  Delaware American Government
  Bond Fund                                 1,222,211       9,007,695
  Delaware Inflation Protected
  Bond Fund                                    66,997         643,172
 Delaware Group Income Funds -
  Delaware Corporate Bond Fund                551,459       3,044,052
  Delaware High-Yield
  Opportunities Fund                          781,311       3,367,450
 Delaware Group Limited-Term
  Government Funds -
  Delaware Limited-Term
  Government Fund                             141,972       1,162,748
                                                          -----------
                                                           17,225,117
                                                          -----------
Total Affiliated Investment Companies
(cost $29,250,916)                                         32,087,577
                                                          -----------

                                           Principal
                                            Amount
---------------------------------------------------------------------
Repurchase Agreements - 5.35%
---------------------------------------------------------------------
 With BNP Paribas 4.45% 4/3/06 (dated
  3/31/06, to be repurchased at $905,336,
  collateralized by $933,000 U.S. Treasury
  Bills due 4/20/06, market value $930,575)  $905,000         905,000

 With Cantor Fitzgerald 4.48% 4/3/06
  (dated 3/31/06, to be repurchased at
  $436,163, collateralized by $122,000
  U.S. Treasury Bills due 6/22/06, market
  value $121,306, $141,000 U.S. Treasury
  Bills due 7/20/06, market value
  $139,447, $118,000 U.S. Treasury Bills
  due 8/17/06, market value $115,751 and
  $68,000 U.S. Treasury Notes 2.625% due
  11/15/06, market value $68,195)             436,000         436,000

                                            Principal        Market
                                             Amount          Value
---------------------------------------------------------------------
Repurchase Agreements (continued)
---------------------------------------------------------------------
 With UBS Warburg 4.48% 4/3/06
  (dated 3/31/06, to be repurchased
  at $471,176, collateralized by
  $492,000 U.S. Treasury Bills due
  9/28/06, market value $480,829)            $471,000     $   471,000
                                                          -----------
Total Repurchase Agreements
 (cost $1,812,000)                                          1,812,000
                                                          -----------
Total Market Value of Securities - 100.11%
 (cost $31,062,916)                                        33,899,577
Liabilities Net of Receivables and
 Other Assets - (0.11%)                                       (36,834)
                                                          -----------
Net Assets Applicable to 3,738,230
 Shares Outstanding - 100.00%                             $33,862,743
                                                          ===========
Net Asset Value - Delaware Conservative Allocation
 Portfolio Class A ($31,628,700 / 3,491,970 Shares)             $9.06
                                                                -----
Net Asset Value - Delaware Conservative Allocation
 Portfolio Class B ($875,900 / 96,302 Shares)                   $9.10
                                                                -----
Net Asset Value - Delaware Conservative Allocation
 Portfolio Class C ($1,033,554 / 114,116 Shares)                $9.06
                                                                -----
Net Asset Value - Delaware Conservative Allocation
 Portfolio Class R ($247,173 / 27,307 Shares)                   $9.05
                                                                -----
Net Asset Value - Delaware Conservative Allocation
 Portfolio Institutional Class ($77,416 / 8,535 Shares)         $9.07
                                                                -----

Components of Net Assets at March 31, 2006:
Shares of beneficial interest
  (unlimited authorization - no par)                      $31,717,859
Undistributed net investment income                           166,238
Accumulated net realized loss on investments                 (858,015)
Net unrealized appreciation of investments                  2,836,661
                                                          -----------

Total net assets                                          $33,862,743
                                                          ===========

+Non-income producing security for the period ended March 31, 2006.

*Institutional Class Shares.

Net Asset Value and Offering Price per Share -
  Delaware Conservative Allocation Portfolio
Net asset value Class A (A)                                     $9.06
Sales charge (5.75% of offering price) (B)                       0.55
                                                                -----
Offering price                                                  $9.61
                                                                =====

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

  Statements of assets and liabilities

> Statements of Assets and Liabilities
  Six Months Ended March 31, 2006 (Unaudited)

                                                             Delaware Aggressive      Delaware Moderate      Delaware Conservative
                                                             Allocation Portfolio    Allocation Portfolio    Allocation Portfolio
Assets:
  Investments in affiliated investment companies at market      $46,922,883               $37,496,391            $32,087,577
  Repurchase agreements                                           3,148,000                 2,481,000              1,812,000
  Cash                                                                1,570                       934                  1,132
  Subscriptions receivable                                          148,983                    23,361                  4,946
  Dividends receivable                                                9,106                    14,729                 23,606
  Interest receivable                                                   390                       308                    225
  Due from DMC                                                           --                        --                  1,721
                                                                -----------               -----------            -----------
  Total assets                                                   50,230,932                40,016,723             33,931,207
                                                                -----------               -----------            -----------

Liabilities:
  Liquidations payable                                               61,165                   126,847                 28,938
  Management fees payable                                             1,579                       551                     --
  Other accrued expenses                                             56,854                    46,436                 39,526
                                                                -----------               -----------            -----------
  Total liabilities                                                 119,598                   173,834                 68,464
                                                                -----------               -----------            -----------

Total net assets                                                $50,111,334               $39,842,889            $33,862,743
                                                                ===========               ===========            ===========
Investments in affiliated investment companies at cost          $41,023,182               $33,741,025            $31,062,916
                                                                ===========               ===========            ===========

See accompanying notes

  Statements of operations

> Delaware Foundation Funds
  Six Months Ended March 31, 2006 (Unaudited)

                                                                Delaware Aggressive      Delaware Moderate   Delaware Conservative
                                                                Allocation Portfolio   Allocation Portfolio  Allocation Portfolio
Investment Income:
 Dividends from affiliated investment companies                     $  533,323              $  507,232              $582,405
 Interest                                                               55,330                  43,973                35,283
                                                                    ----------              ----------              --------
                                                                       588,653                 551,205               617,688
                                                                    ----------              ----------              --------
Expenses:
 Dividend disbursing and transfer agent fees and expenses               65,258                  51,212                43,918
 Management fees                                                        56,840                  46,557                40,342
 Distribution expenses - Class A                                        48,813                  44,173                45,620
 Distribution expenses - Class B                                        35,528                  17,427                 4,181
 Distribution expenses - Class C                                        23,582                  15,474                 3,362
 Distribution expenses - Class R                                         2,351                   2,271                   633
 Registration fees                                                      23,650                  23,650                33,337
 Accounting and administration expenses                                  9,095                   7,449                 6,455
 Legal and professional fees                                             8,290                   7,844                 7,426
 Reports and statements to shareholders                                  7,529                   6,359                 5,428
 Custodian fees                                                          1,982                     659                   622
 Trustees' fees                                                          1,258                   1,053                   917
 Insurance fees                                                            647                     436                   380
 Other                                                                   1,911                   1,210                   544
                                                                    ----------              ----------              --------
                                                                       286,734                 225,774               193,165
 Less expenses absorded or waived                                      (51,255)                (43,967)              (50,595)
 Less waived distribution expenses - Class A                            (8,136)                 (7,362)               (7,603)
 Less waived distribution expenses - Class R                              (392)                   (378)                 (105)
 Less expense paid indirectly                                             (212)                   (126)                  (50)
                                                                    ----------              ----------              --------
 Total operating expenses                                              226,739                 173,941               134,812
                                                                    ----------              ----------              --------
Net Investment Income                                                  361,914                 377,264               482,876
                                                                    ----------              ----------              --------
Net Realized and Unrealized Gain (Loss) on Investments:
 Realized gain distributions from affiliated investment companies      817,532                 491,979               264,828
 Net realized gain (loss) from sale of investments in
  affiliated investment companies                                       50,783                 (36,347)               47,677
                                                                    ----------              ----------              --------
 Net realized gain                                                     868,315                 455,632               312,505
 Net change in unrealized appreciation/depreciation of
  investments in affiliated investment companies                     1,565,585                 830,285               188,049
                                                                    ----------              ----------              --------
Net Realized and Unrealized Gain on Investments                      2,433,900               1,285,917               500,554
                                                                    ----------              ----------              --------
Net Increase in Net Assets Resulting from Operations                $2,795,814              $1,663,181              $983,430
                                                                    ==========              ==========              ========

See accompanying notes

  Statements of changes in net assets

> Delaware Aggressive Allocation Portfolio

                                                                                      Six Months          Year
                                                                                         Ended            Ended
                                                                                        3/31/06          9/30/05
                                                                                     (Unaudited)
Increase in Net Assets from Operations:
 Net investment income                                                               $   361,914       $   103,182
 Net realized gain on investments                                                        868,315         1,469,750
 Net change in unrealized appreciation/depreciation of investments                     1,565,585         3,954,270
                                                                                     -----------       -----------
 Net increase in net assets resulting from operations                                  2,795,814         5,527,202
                                                                                     -----------       -----------
Dividends and Distributions to Shareholders from:
 Net investment income:
  Class A                                                                               (322,821)         (136,462)
  Class B                                                                                (19,454)               --
  Class C                                                                                (13,173)               --
  Class R                                                                                 (4,129)           (2,048)
  Institutional Class                                                                     (1,138)           (5,301)

 Net realized gain on investments:
  Class A                                                                               (182,186)               --
  Class B                                                                                (39,602)               --
  Class C                                                                                (26,817)               --
  Class R                                                                                 (3,269)               --
  Institutional Class                                                                       (519)               --
                                                                                     -----------       -----------
                                                                                        (613,108)         (143,811)
                                                                                     -----------       -----------
Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                             11,379,849         7,580,395
  Class B                                                                              1,233,004         2,722,493
  Class C                                                                              1,416,215         1,227,239
  Class R                                                                                157,005           733,000
  Institutional Class                                                                     12,020           167,584

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                497,276           136,061
  Class B                                                                                 56,649                --
  Class C                                                                                 39,139                --
  Class R                                                                                  7,398             2,047
  Institutional Class                                                                      1,657             5,301
                                                                                     -----------       -----------
                                                                                      14,800,212        12,574,120
                                                                                     -----------       -----------
Cost of shares repurchased:
  Class A                                                                             (5,385,847)       (7,743,985)
  Class B                                                                               (641,422)         (844,530)
  Class C                                                                               (577,748)         (763,699)
  Class R                                                                             (1,176,165)         (159,487)
  Institutional Class                                                                   (473,654)         (342,397)
                                                                                     -----------       -----------
                                                                                      (8,254,836)       (9,854,098)
                                                                                     -----------       -----------
Increase in net assets derived from capital share transactions                         6,545,376         2,720,022
                                                                                     -----------       -----------
Net Increase in Net Assets                                                             8,728,082         8,103,413

Net Assets:
  Beginning of period                                                                 41,383,252        33,279,839
                                                                                     -----------       -----------
  End of period(1)                                                                   $50,111,334       $41,383,252
                                                                                     ===========       ===========

(1)Undistributed net investment income                                                    $1,199       $        --
                                                                                     ===========       ===========

See accompanying notes

                                                                 (continued)   9

  Statements of changes in net assets

> Delaware Moderate Allocation Portfolio

                                                                                     Six Months            Year
                                                                                        Ended             Ended
                                                                                       3/31/06           9/30/05
                                                                                     (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                                              $   377,264        $   365,836
  Net realized gain on investments                                                       455,632          1,317,457
  Net change in unrealized appreciation/depreciation of investments                      830,285          2,201,305
                                                                                     -----------        -----------
  Net increase in net assets resulting from operations                                 1,663,181          3,884,598
                                                                                     -----------        -----------
Dividends and Distributions to Shareholders from:
 Net investment income:
  Class A                                                                               (345,555)          (362,966)
  Class B                                                                                (15,963)           (16,031)
  Class C                                                                                (13,601)           (13,245)
  Class R                                                                                 (6,052)            (9,862)
  Institutional Class                                                                     (4,214)           (13,098)
                                                                                     -----------        -----------
                                                                                        (385,385)          (415,202)
                                                                                     -----------        -----------
Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                              3,791,770          7,380,188
  Class B                                                                              1,022,521          1,041,701
  Class C                                                                              1,197,035          1,065,845
  Class R                                                                                 99,321            343,192
  Institutional Class                                                                     10,915            102,343

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                341,343            362,261
  Class B                                                                                 15,005             15,139
  Class C                                                                                 13,273             13,041
  Class R                                                                                  6,052              9,862
  Institutional Class                                                                      4,214             13,098
                                                                                     -----------        -----------
                                                                                       6,501,449         10,346,670
                                                                                     -----------        -----------
Cost of shares repurchased:
  Class A                                                                             (2,432,755)        (8,189,814)
  Class B                                                                               (344,836)          (643,638)
  Class C                                                                               (524,621)          (574,469)
  Class R                                                                               (512,240)          (308,040)
  Institutional Class                                                                   (369,565)          (317,924)
                                                                                     -----------        -----------
                                                                                      (4,184,017)       (10,033,885)
                                                                                     -----------        -----------
Increase in net assets derived from capital share transactions                         2,317,432            312,785
                                                                                     -----------        -----------
Net Increase in Net Assets                                                             3,595,228          3,782,181

Net Assets:
  Beginning of period                                                                 36,247,661         32,465,480
                                                                                     -----------        -----------
  End of period(1)                                                                   $39,842,889        $36,247,661
                                                                                     ===========        ===========

(1)Undistributed net investment income                                               $    72,331        $    80,452
                                                                                     ===========        ===========

See accompanying notes

10                                                                   (continued)

  Statements of changes in net assets

> Delaware Conservative Allocation Portfolio

                                                                                     Six Months            Year
                                                                                        Ended              Ended
                                                                                       3/31/06            9/30/05
                                                                                     (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                                              $   482,876        $   712,881
  Net realized gain on investments                                                       312,505            180,558
  Net change in unrealized appreciation/depreciation of investments                      188,049          1,636,123
                                                                                     -----------        -----------
  Net increase in net assets resulting from operations                                   983,430          3,884,598
                                                                                     -----------        -----------
Dividends and Distributions to Shareholders from:
 Net investment income:
  Class A                                                                               (714,547)          (570,003)
  Class B                                                                                (14,116)           (10,305)
  Class C                                                                                (10,839)            (8,627)
  Class R                                                                                 (4,285)            (3,158)
  Institutional Class                                                                     (1,821)            (9,557)
                                                                                     -----------        -----------
                                                                                        (745,608)          (601,650)
                                                                                     -----------        -----------
Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                              3,160,291          4,974,927
  Class B                                                                                187,133            215,888
  Class C                                                                                561,128            175,448
  Class R                                                                                 57,613             41,339
  Institutional Class                                                                     12,032             74,663

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                708,481            567,795
  Class B                                                                                 12,836              9,566
  Class C                                                                                 10,839              8,521
  Class R                                                                                  4,285              3,157
  Institutional Class                                                                      1,821              9,556
                                                                                     -----------        -----------
                                                                                       4,716,459          6,080,860
                                                                                     -----------        -----------
Cost of shares repurchased:
  Class A                                                                             (2,386,105)        (4,691,463)
  Class B                                                                                (91,200)          (226,856)
  Class C                                                                               (127,421)          (285,994)
  Class R                                                                                (16,935)           (41,975)
  Institutional Class                                                                   (191,003)          (235,664)
                                                                                     -----------        -----------
                                                                                      (2,812,664)        (5,481,952)
                                                                                     -----------        -----------
Increase in net assets derived from capital share transactions                         1,903,795            598,908
                                                                                     -----------        -----------
Net Increase in Net Assets                                                             2,141,617          2,526,820

Net Assets:
  Beginning of period                                                                 31,721,126         29,194,306
                                                                                     -----------        -----------
  End of period(1)                                                                   $33,862,743        $31,721,126
                                                                                     ===========        ===========
(1)Undistributed net investment income                                               $   166,238        $   428,970
                                                                                     ===========        ===========

See accompanying notes

  Financial highlights

> Delaware Aggressive Allocation Portfolio Class A

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03     9/30/02       9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.080     $ 8.740     $ 7.750      $ 6.380      $ 7.310      $ 9.970

Income (loss) from investment operations:
Net investment income(2)                                     0.091       0.043       0.032*       0.009*       0.029*       0.053*
Net realized and unrealized gain (loss) on investments       0.527       1.346       0.991*       1.413*      (0.920)*     (2.110)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.618       1.389       1.023        1.422       (0.891)      (2.057)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.101)     (0.049)     (0.033)      (0.052)      (0.039)      (0.346)
Net realized gain on investments                            (0.057)         --          --           --           --       (0.126)
In excess of net realized gain on investments                   --          --          --           --           --       (0.131)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.158)     (0.049)     (0.033)      (0.052)      (0.039)      (0.603)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.540     $10.080     $ 8.740      $ 7.750      $ 6.380      $ 7.310
                                                           =======     =======     =======      =======      =======      =======
Total return(3)                                               6.18%      15.93%      13.21%       22.40%      (12.30%)     (21.59%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $36,400     $28,326     $24,491      $22,965      $13,488      $10,688
Ratio of expenses to average net assets                       0.80%       0.83%       0.80%        0.80%        0.80%        0.76%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.08%       1.11%       1.67%        2.15%        2.11%        1.88%
Ratio of net investment income to average net assets          1.79%       0.45%       0.38%*       0.13%*       0.38%*       0.66%*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             1.51%       0.17%      (0.49%)*     (1.22%)*     (0.93%)*     (0.46%)*
Portfolio turnover                                              11%         15%         12%           5%          40%          16%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

12                                                                   (continued)

  Financial highlights

> Delaware Aggressive Allocation Portfolio Class B

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03     9/30/02       9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.960     $ 8.660     $ 7.710      $ 6.340      $ 7.280      $ 9.930

Income (loss) from investment operations:
Net investment income (loss)(2)                              0.053      (0.027)     (0.032)*     (0.044)*     (0.028)*     (0.011)*
Net realized and unrealized gain (loss) on investments       0.522       1.327       0.982*       1.414*      (0.912)*     (2.109)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.575       1.300       0.950        1.370       (0.940)      (2.120)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.028)         --          --           --           --       (0.273)
Net realized gain on investments                            (0.057)         --          --           --           --       (0.126)
In excess of net realized gain on investments                   --          --          --           --           --       (0.131)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.085)         --          --           --           --       (0.530)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.450     $ 9.960     $ 8.660      $ 7.710      $ 6.340      $ 7.280
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               5.80%      15.01%      12.32%       21.61%      (12.91%)     (22.23%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 7,664     $ 6,667     $ 4,052      $ 2,694      $ 1,721      $ 1,754
Ratio of expenses to average net assets                       1.55%       1.58%       1.55%        1.55%        1.55%        1.51%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.78%       1.81%       2.37%        2.86%        2.86%        2.63%
Ratio of net investment income (loss) to average net assets   1.04%      (0.30%)     (0.37%)*     (0.62%)*     (0.37%)*     (0.09%)*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             0.81%      (0.53%)     (1.19%)*     (1.93%)*     (1.68%)*     (1.21%)*
Portfolio turnover                                              11%         15%         12%           5%          40%          16%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                                (continued)   13

  Financial highlights

> Delaware Aggressive Allocation Portfolio Class C

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                            Six Months                        Year Ended
                                                              Ended     -----------------------------------------------------------
                                                            3/31/06(1)   9/30/05    9/30/04     9/30/03     9/30/02     9/30/01
                                                           (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.970     $8.660     $7.710      $6.350      $7.290      $9.940

Income (loss) from investment operations:
Net investment income (loss)(2)                                 0.053     (0.027)    (0.032)*    (0.045)*    (0.028)*    (0.011)*
Net realized and unrealized gain (loss) on investments          0.522      1.337      0.982*      1.405*     (0.912)*    (2.109)*
                                                              -------     ------     ------      ------      ------      ------
Total from investment operations                                0.575      1.310      0.950       1.360      (0.940)     (2.120)
                                                              -------     ------     ------      ------      ------      ------
Less dividends and distributions from:
Net investment income                                          (0.028)        --         --          --          --      (0.273)
Net realized gain on investments                               (0.057)        --         --          --          --      (0.126)
In excess of net realized gain on investments                      --         --         --          --          --      (0.131)
                                                              -------     ------     ------      ------      ------      ------
Total dividends and distributions                              (0.085)        --         --          --          --      (0.530)
                                                              -------     ------     ------      ------      ------      ------

Net asset value, end of period                                $10.460     $9.970     $8.660      $7.710      $6.350      $7.290
                                                              =======     ======     ======      ======      ======      ======

Total return(3)                                                  5.79%     15.12%     12.32%      21.42%     (12.89%)    (22.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $ 5,259     $4,147     $3,169      $2,525      $  965      $  964
Ratio of expenses to average net assets                          1.55%      1.58%      1.55%       1.55%       1.55%       1.51%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                        1.78%      1.81%      2.37%       2.86%       2.86%       2.63%
Ratio of net investment income (loss) to average net assets      1.04%     (0.30%)    (0.37%)*    (0.62%)*    (0.37%)*    (0.09%)*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                                0.81%     (0.53%)    (1.19%)*    (1.93%)*    (1.68%)*    (1.21%)*
Portfolio turnover                                                 11%        15%        12%          5%         40%         16%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

14                                                                   (continued)

  Financial highlights

> Delaware Aggressive Allocation Portfolio Class R

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Six Months            Year Ended
                                                                     Ended        ---------------------------  6/2/03(1) to
                                                                   3/31/06(2)       9/30/05        9/30/04       9/30/03
                                                                  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.050         $ 8.710       $ 7.750        $ 7.460

Income (loss) from investment operations:
Net investment income (loss)(3)                                       0.079           0.012         0.002*        (0.021)*
Net realized and unrealized gain on investments                       0.520           1.346         0.990*         0.311*
                                                                    -------         -------       -------        -------
Total from investment operations                                      0.599           1.358         0.992          0.290
                                                                    -------         -------       -------        -------
Less dividends and distributions from:
Net investment income                                                (0.072)         (0.018)       (0.032)            --
Net realized gain on investments                                     (0.057)             --            --             --
                                                                    -------         -------       -------        -------
Total dividends and distributions                                    (0.129)         (0.018)       (0.032)            --
                                                                    -------         -------       -------        -------

Net asset value, end of period                                      $10.520         $10.050       $ 8.710        $ 7.750
                                                                    =======         =======       =======        =======

Total return(4)                                                        6.00%          15.60%        12.81%          3.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $   690         $ 1,693       $   933        $     4
Ratio of expenses to average net assets                                1.05%           1.16%         1.15%          1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                               1.38%           1.41%         1.97%          2.88%
Ratio of net investment income (loss) to average net assets            1.54%           0.12%         0.03%*        (0.86%)*
Ratio of net investment income (loss) to average net assets prior
  to expense limitation and expense paid indirectly                    1.21%          (0.13%)       (0.79%)*       (2.59%)*
Portfolio turnover                                                       11%             15%           12%             5%
----------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                               (continued)    15

Financial highlights

Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     --------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.100     $ 8.760     $ 7.760      $ 6.390      $ 7.320      $ 9.980

Income (loss) from investment operations:
Net investment income(2)                                     0.104       0.067       0.053*       0.027*       0.048*       0.075*
Net realized and unrealized gain (loss) on investments       0.528       1.344       0.999*       1.413*      (0.918)*     (2.108)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.632       1.411       1.052        1.440       (0.870)      (2.033)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.125)     (0.071)     (0.052)      (0.070)      (0.060)      (0.370)
Net realized gain on investments                            (0.057)         --          --           --           --       (0.126)
In excess of net realized gain on investments                   --          --          --           --           --       (0.131)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.182)     (0.071)     (0.052)      (0.070)      (0.060)      (0.627)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.550     $10.100     $ 8.760      $ 7.760      $ 6.390      $ 7.320
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               6.32%      16.16%      13.58%       22.69%      (12.05%)     (21.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $    98     $   550     $   635      $   557      $   383      $   430
Ratio of expenses to average net assets                       0.55%       0.58%       0.55%        0.55%        0.55%        0.51%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     0.78%       0.81%       1.37%        1.86%        1.86%        1.63%
Ratio of net investment income to average net assets          2.04%       0.70%       0.63%*       0.38%*       0.63%*       0.91%*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             1.81%       0.47%      (0.19%)*     (0.93%)*     (0.68%)*     (0.21%)*
Portfolio turnover                                              11%         15%         12%           5%          40%          16%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

16                                                                   (continued)

  Financial highlights

> Delaware Moderate Allocation Portfolio Class A

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     --------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.780     $ 8.830     $ 8.100      $ 6.900      $ 7.580      $ 9.260

Income (loss) from investment operations:
Net investment income(2)                                     0.107       0.110       0.094*       0.088*       0.119*       0.164*
Net realized and unrealized gain (loss) on investments       0.350       0.963       0.733*       1.249*      (0.645)*     (1.568)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.457       1.073       0.827        1.337       (0.526)      (1.404)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.117)     (0.123)     (0.097)      (0.137)      (0.147)      (0.276)
Net realized gain on investments                                --          --          --           --       (0.007)          --
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.117)     (0.123)     (0.097)      (0.137)      (0.154)      (0.276)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.120     $ 9.780     $ 8.830      $ 8.100      $ 6.900      $ 7.580
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               4.70%      12.22%      10.24%       19.63%       (7.23%)     (15.51%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $31,357     $28,660     $26,321      $29,746      $20,902      $20,676
Ratio of expenses to average net assets                       0.80%       0.83%       0.80%        0.80%        0.80%        0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.09%       1.09%       1.62%        2.03%        1.79%        1.64%
Ratio of net investment income to average net assets          2.16%       1.17%       1.08%*       1.17%*       1.53%*       1.94%*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             1.87%       0.91%       0.26%*      (0.06%)*      0.54%*       1.10%*
Portfolio turnover                                               3%          7%         13%           9%          43%          31%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                               (continued)    17

  Financial highlights

> Delaware Moderate Allocation Portfolio Class B

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     --------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.740     $ 8.800     $ 8.080      $ 6.880      $ 7.550      $ 9.260

Income (loss) from investment operations:
Net investment income(2)                                     0.070       0.040       0.029*       0.032*       0.061*       0.101*
Net realized and unrealized gain (loss) on investments       0.346       0.956       0.729*       1.248*      (0.638)*     (1.572)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.416       0.996       0.758        1.280       (0.577)      (1.471)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.046)     (0.056)     (0.038)      (0.080)      (0.086)      (0.239)
Net realized gain on investments                                --          --          --           --       (0.007)          --
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.046)     (0.056)     (0.038)      (0.080)      (0.093)      (0.239)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.110     $ 9.740     $ 8.800      $ 8.080      $ 6.880      $ 7.550
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               4.28%      11.34%       9.39%       18.75%       (7.82%)     (16.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 3,968     $ 3,141     $ 2,448      $ 1,682      $ 1,230      $ 1,234
Ratio of expenses to average net assets                       1.55%       1.58%       1.55%        1.55%        1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.79%       1.79%       2.32%        2.74%        2.54%        2.39%
Ratio of net investment income to average net assets          1.41%       0.42%       0.33%*       0.42%*       0.78%*       1.19%*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             1.17%       0.21%      (0.44%)*     (0.77%)*     (0.21%)*      0.35%*
Portfolio turnover                                               3%          7%         13%           9%          43%          31%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

18                                                                   (continued)

  Financial highlights

> Delaware Moderate Allocation Portfolio Class C

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     --------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.770     $ 8.820     $ 8.090      $ 6.890      $ 7.560      $ 9.280

Income (loss) from investment operations:
Net investment income(2)                                     0.070       0.040       0.029*       0.031*       0.061*       0.101*
Net realized and unrealized gain (loss) on investments       0.336       0.966       0.739*       1.249*      (0.638)*     (1.582)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.406       1.006       0.768        1.280       (0.577)      (1.481)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.046)     (0.056)     (0.038)      (0.080)      (0.086)      (0.239)
Net realized gain on investments                                --          --          --           --       (0.007)          --
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.046)     (0.056)     (0.038)      (0.080)      (0.093)      (0.239)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.130     $ 9.770     $ 8.820      $ 8.090      $ 6.890      $ 7.560
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               4.17%      11.43%       9.50%       18.72%       (7.81%)     (16.28%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 3,498     $ 2,694     $ 1,962      $ 1,718      $   812      $   827
Ratio of expenses to average net assets                       1.55%       1.58%       1.55%        1.55%        1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.79%       1.79%       2.32%        2.74%        2.54%        2.39%
Ratio of net investment income to average net assets          1.41%       0.42%       0.33%*       0.42%*       0.78%*       1.19%*
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                             1.17%       0.21%      (0.44%)*     (0.77%)*     (0.21%)*      0.35%*
Portfolio turnover                                               3%          7%         13%           9%          43%          31%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                                (continued)   19

  Financial highlights

> Delaware Moderate Allocation Portfolio Class R

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Six Months            Year Ended
                                                                     Ended        ---------------------------  6/2/03(1) to
                                                                   3/31/06(2)       9/30/05        9/30/04       9/30/03
                                                                  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $ 9.750        $ 8.800         $ 8.100       $ 7.860

Income from investment operations:
Net investment income(3)                                              0.094          0.079           0.064*        0.005*
Net realized and unrealized gain on investments                       0.344          0.963           0.733*        0.235*
                                                                    -------        -------         -------       -------
Total from investment operations                                      0.438          1.042           0.797         0.240
                                                                    -------        -------         -------       -------
Less dividends and distributions from:
Net investment income                                                (0.088)        (0.092)         (0.097)           --
                                                                    -------        -------         -------       -------
Total dividends and distributions                                    (0.088)        (0.092)         (0.097)           --
                                                                    -------        -------         -------       -------

Net asset value, end of period                                      $10.100        $ 9.750         $ 8.800       $ 8.100
                                                                    =======        =======         =======       =======

Total return(4)                                                        4.51%         11.89%           9.87%         3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $   720        $ 1,110         $   960       $     6
Ratio of expenses to average net assets                                1.05%          1.16%           1.15%         1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                              1.39%          1.39%           1.92%         2.23%
Ratio of net investment income to average net assets                   1.91%          0.84%           0.73%*        0.14%*
Ratio of net investment income (loss) to average net assets prior
  to expense limitation and expenses paid indirectly                   1.57%          0.61%          (0.04%)*      (0.94%)*
Portfolio turnover                                                        3%             7%             13%            9%
----------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

 See accompanying notes

20                                                                   (continued)

  Financial highlights

> Delaware Moderate Allocation Portfolio Institutional Class

  Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     --------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.800     $ 8.850     $ 8.110      $ 6.910      $ 7.590      $ 9.270

Income (loss) from investment operations:
Net investment income(2)                                     0.119       0.133       0.116*       0.106*       0.138*       0.186*
Net realized and unrealized gain (loss) on investments       0.342       0.962       0.741*       1.250*      (0.643)*     (1.577)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.461       1.095       0.857        1.356       (0.505)      (1.391)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.141)     (0.145)     (0.117)      (0.156)      (0.168)      (0.289)
Net realized gain on investments                                --          --          --           --       (0.007)          --
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.141)     (0.145)     (0.117)      (0.156)      (0.175)      (0.289)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $10.120     $ 9.800     $ 8.850      $ 8.110      $ 6.910      $ 7.590
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               4.74%      12.46%      10.61%       19.92%       (6.98%)     (15.37%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $   300     $   643     $   774      $   831      $   623      $   646
Ratio of expenses to average net assets                       0.55%       0.58%       0.55%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     0.79%       0.79%       1.32%        1.74%        1.54%        1.39%
Ratio of net investment income to average net assets          2.41%       1.42%       1.33%*       1.42%*       1.78%*       2.19%*
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                             2.17%       1.21%       0.56%*       0.23%*       0.79%*       1.35%*
Portfolio turnover                                               3%          7%         13%           9%          43%          31%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                               (continued)    21

  Financial highlights

> Delaware Conservative Allocation Portfolio Class A

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.000     $ 8.450     $ 7.930      $ 7.040      $ 7.560      $ 8.670

Income (loss) from investment operations:
Net investment income(2)                                     0.135       0.205       0.155*       0.172*       0.214*       0.275*
Net realized and unrealized gain (loss) on investments       0.138       0.522       0.459*       0.867*      (0.487)*     (0.985)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.273       0.727       0.614        1.039       (0.273)      (0.710)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.213)     (0.177)     (0.094)      (0.149)      (0.247)      (0.400)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.213)     (0.177)     (0.094)      (0.149)      (0.247)      (0.400)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $ 9.060     $ 9.000     $ 8.450      $ 7.930      $ 7.040      $ 7.560
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               3.07%       8.68%       7.77%       14.92%       (3.83%)      (8.40%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $31,629     $29,930     $27,270      $24,238      $18,988      $16,899
Ratio of expenses to average net assets                       0.80%       0.82%       0.80%        0.80%        0.75%        0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.16%       1.20%       1.62%        1.97%        1.78%        1.74%
Ratio of net investment income to average net assets          3.03%       2.35%       1.86%*       2.30%*       2.78%*       3.38%*
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                             2.67%       1.97%       1.04%*       1.13%*       1.75%*       2.44%*
Portfolio turnover                                               4%          8%         25%           1%          21%          24%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

22                                                                   (continued)

  Financial highlights

> Delaware Conservative Allocation Portfolio Class B

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.000     $ 8.450     $ 7.960      $ 7.080      $ 7.610      $ 8.720

Income (loss) from investment operations:
Net investment income(2)                                     0.102       0.139       0.092*       0.115*       0.156*       0.214*
Net realized and unrealized gain (loss) on investments       0.145       0.524       0.461*       0.874*      (0.495)*     (0.990)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.247       0.663       0.553        0.989       (0.339)      (0.776)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.147)     (0.113)     (0.063)      (0.109)      (0.191)      (0.334)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.147)     (0.113)     (0.063)      (0.109)      (0.191)      (0.334)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $ 9.100     $ 9.000     $ 8.450      $ 7.960      $ 7.080      $ 7.610
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               2.77%       7.89%       6.96%       14.09%       (4.64%)      (9.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $   876     $   758     $   711      $   698      $   482      $   348
Ratio of expenses to average net assets                       1.55%       1.57%       1.55%        1.55%        1.50%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.86%       1.90%       2.32%        2.68%        2.53%        2.49%
Ratio of net investment income to average net assets          2.28%       1.60%       1.11%*       1.55%*       2.03%*       2.63%*
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                             1.97%       1.27%       0.34%*       0.42%*       1.00%*       1.69%*
Portfolio turnover                                               4%          8%         25%           1%          21%          24%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                               (continued)    23

  Financial highlights

> Delaware Conservative Allocation Portfolio Class C

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.960     $ 8.420     $ 7.930      $ 7.050      $ 7.580      $ 8.700

Income (loss) from investment operations:
Net investment income(2)                                     0.102       0.139       0.093*       0.116*       0.156*       0.214*
Net realized and unrealized gain (loss) on investments       0.145       0.514       0.460*       0.873*      (0.495)*     (1.000)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.247       0.653       0.553        0.989       (0.339)      (0.786)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.147)     (0.113)     (0.063)      (0.109)      (0.191)      (0.334)
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                            (0.147)     (0.113)     (0.063)      (0.109)      (0.191)      (0.334)
                                                           -------     -------     -------      -------      -------      -------

Net asset value, end of period                             $ 9.060     $ 8.960     $ 8.420      $ 7.930      $ 7.050      $ 7.580
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               2.78%       7.80%       6.99%       14.15%       (4.66%)      (9.25%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $ 1,034     $   579     $   641      $   340      $   147      $   152
Ratio of expenses to average net assets                       1.55%       1.57%       1.55%        1.55%        1.50%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     1.86%       1.90%       2.32%        2.68%        2.53%        2.49%
Ratio of net investment income to average net assets          2.28%       1.60%       1.11%*       1.55%*       2.03%*       2.63%*
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                             1.97%       1.27%       0.34%*       0.42%*       1.00%*       1.69%*
Portfolio turnover                                               4%          8%         25%           1%          21%          24%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

24                                                                  (continued)

  Financial highlights

> Delaware Conservative Allocation Portfolio Class R

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                   Six Months            Year Ended
                                                                     Ended        ---------------------------  6/2/03(1) to
                                                                   3/31/06(2)       9/30/05        9/30/04       9/30/03
                                                                  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 8.980        $ 8.420         $ 7.930       $ 7.800

Income from investment operations:
Net investment income(3)                                              0.124          0.176           0.126*        0.034*
Net realized and unrealized gain on investments                       0.132          0.531           0.449*        0.131*
                                                                    -------        -------         -------       -------
Total from investment operations                                      0.256          0.707           0.575         0.165
                                                                    -------        -------         -------       -------
Less dividends and distributions from:
Net investment income                                                (0.186)        (0.147)         (0.085)       (0.035)
                                                                    -------        -------         -------       -------
Total dividends and distributions                                    (0.186)        (0.147)         (0.085)       (0.035)
                                                                    -------        -------         -------       -------

Net asset value, end of period                                      $ 9.050        $ 8.980         $ 8.420       $ 7.930
                                                                    =======        =======         =======       =======

Total return(4)                                                        2.88%          8.46%           7.27%         2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $   247        $   200         $   185       $     8
Ratio of expenses to average net assets                                1.05%          1.15%           1.15%         1.15%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                              1.46%          1.50%           1.92%         2.28%
Ratio of net investment income to average net assets                   2.78%          2.02%           1.51%*        1.30%*
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly                   2.37%          1.67%           0.74%*        0.17%*
Portfolio turnover                                                        4%             8%             25%            1%
----------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

                                                                (continued)   25

  Financial highlights

> Delaware Conservative Allocation Portfolio Institutional Class

  Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                          Six Months                          Year Ended
                                                            Ended     -------------------------------------------------------------
                                                          3/31/06(1)   9/30/05     9/30/04      9/30/03      9/30/02      9/30/01
                                                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.020     $ 8.470     $ 7.930      $ 7.040      $ 7.560      $ 8.670

Income (loss) from investment operations:
Net investment income(2)                                     0.147       0.226       0.176*       0.191*       0.233*       0.295*
Net realized and unrealized gain (loss) on investments       0.138       0.522       0.468*       0.861*      (0.486)*     (0.984)*
                                                           -------     -------     -------      -------      -------      -------
Total from investment operations                             0.285       0.748       0.644        1.052       (0.253)      (0.689)
                                                           -------     -------     -------      -------      -------      -------
Less dividends and distributions from:
Net investment income                                       (0.235)     (0.198)     (0.104)      (0.162)      (0.267)      (0.421)
                                                           -------     -------     -------      -------      -------      -------
Total dividends and distributions                           (0.235)     (0.198)     (0.104)      (0.162)      (0.267)      (0.421)
                                                           -------     -------     -------      -------      -------      -------
Net asset value, end of period                             $ 9.070     $ 9.020     $ 8.470      $ 7.930      $ 7.040      $ 7.560
                                                           =======     =======     =======      =======      =======      =======

Total return(3)                                               3.20%       8.92%       8.16%       15.12%       (3.58%)      (8.16%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $    77     $   254     $   387      $   300      $   262      $   272
Ratio of expenses to average net assets                       0.55%       0.57%       0.55%        0.55%        0.50%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                     0.86%       0.90%       1.32%        1.68%        1.53%        1.49%
Ratio of net investment income to average net assets          3.28%       2.60%       2.11%*       2.55%*       3.03%*       3.63%*
Ratio of net investment income to average net assets
  prior to expense limitation and expenses
  paid indirectly                                             2.97%       2.27%       1.34%*       1.42%*       2.00%*       2.69%*
Portfolio turnover                                               4%          8%         25%           1%          21%          24%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

* Short-term capital gain distributions received from the Underlying Funds have been reclassified from net investment income to realized gain on investments to conform with current presentation.

See accompanying notes

  Notes to financial statements

> Delaware Foundation Funds
  March 31, 2006 (Unaudited)

Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio (formerly Delaware Growth Allocation Portfolio), Delaware Moderate Allocation Portfolio (formerly Delaware Balanced Allocation Portfolio) and Delaware Conservative Allocation Portfolio (formerly Delaware Income Allocation Portfolio) (each, a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments(R) Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. There were no commission rebates during the six months ended March 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolios on the transaction.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolio's average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through January 31, 2007.

                                                              (continued)     27

  Notes to financial statements

> Delaware Foundation Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Portfolio pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through January 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. DDLP has contracted to limit distribution and service fees through January 31, 2007 for Class R to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At March 31, 2006, the Portfolios had receivables from or liabilities payable to affiliates as follows:

                              Delaware       Delaware         Delaware
                              Aggressive     Moderate         Conservative
                              Allocation     Allocation       Allocation
                              Portfolio      Portfolio        Portfolio
                              ----------    ------------      ------------
Investment management
 fee payable to DMC            $ (1,579)    $    (551)         $     --

Dividend disbursing,
 transfer agent, accounting
 and administration
 fees and other expenses
 payable to DSC                 (17,594)      (15,419)          (14,956)

Distribution fee payable
 to DDLP                        (18,732)      (13,343)           (8,301)

Other expenses payable
 to DMC and affiliates*         (4,490)        (4,207)           (4,102)

Receivable from DMC
 under expense
  limitation agreement               --            --             1,721

* DMC a series of Delaware Management Business Trust, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Portfolio bears the cost of certain legal services expenses, including internal legal services provided to the Portfolios by DMC employees. For the six months ended March 31, 2006, each Portfolio was charged for internal legal services provided by DMC as follows:

                              Delaware       Delaware         Delaware
                              Aggressive     Moderate         Conservative
                              Allocation     Allocation       Allocation
                              Portfolio      Portfolio        Portfolio
                              ----------    ------------      ------------
                               $1,651         $1,373            $1,192

For the six months ended March 31, 2006, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

                              Delaware       Delaware         Delaware
                              Aggressive     Moderate         Conservative
                              Allocation     Allocation       Allocation
                              Portfolio      Portfolio        Portfolio
                              ----------    ------------      ------------
                               $14,719        $5,924            $3,434

For the six months ended March 31, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Portfolio's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                              Delaware       Delaware         Delaware
                              Aggressive     Moderate         Conservative
                              Allocation     Allocation       Allocation
                              Portfolio      Portfolio        Portfolio
                              ----------    ------------      ------------
Class A                         $   --       $   --              $ --
Class B                          1,827        2,416               132
Class C                            460          269               189

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

28                                                                  (continued)

  Notes to financial statements

> Delaware Foundation Funds

3. Investments

For the six months ended March 31, 2006, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

            Delaware Aggressive        Delaware Moderate         Delaware Conservative
            Allocation Portfolio       Allocation Portfolio      Allocation Portfolio
            --------------------       --------------------      --------------------
Purchases      $7,378,679                  $2,836,567                $2,124,148
Sales           2,302,324                     616,369                   610,064

At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                       Delaware Aggressive        Delaware Moderate         Delaware Conservative
                                       Allocation Portfolio       Allocation Portfolio      Allocation Portfolio
                                       --------------------       --------------------      --------------------
Cost of investments                       $41,702,173                $34,145,144                  $31,192,986
                                          -----------                -----------                  -----------
Aggregate unrealized appreciation         $   535,033                $ 5,950,452                  $ 3,034,228
Aggregate unrealized depreciation            (166,323)                  (118,205)                    (327,637)
                                          -----------                -----------                  -----------
Net unrealized appreciation               $ 8,368,710                $ 5,832,247                  $ 2,706,591
                                          -----------                -----------                  -----------

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2006 and year ended September 30, 2005 was as follows:

                                       Delaware Aggressive        Delaware Moderate         Delaware Conservative
                                       Allocation Portfolio       Allocation Portfolio      Allocation Portfolio
                                       --------------------       --------------------      --------------------
Six months ended 3/31/06*
-------------------------
Ordinary income                              $360,715                   $385,385                     $745,608
Long-term capital gain                        252,393                         --                           --
                                             --------                   --------                     --------
Total                                        $613,108                   $385,385                     $745,608
                                             --------                   --------                     --------
Year ended 9/30/05
------------------
Ordinary income                              $143,811                   $415,202                     $601,650

* Tax information for the six months ended March 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2006, the estimated components of net assets on a tax basis were as follows:

                                       Delaware Aggressive        Delaware Moderate         Delaware Conservative
                                       Allocation Portfolio       Allocation Portfolio      Allocation Portfolio
                                       --------------------       --------------------      --------------------
Shares of beneficial interest             $40,850,937                $34,661,560                  $31,717,859
Undistributed ordinary income                 129,781                     72,331                      166,238
Undistributed long-term capital gain          761,906                         --                           --
Capital loss carryforwards                         --                 (1,234,331)                  (1,039,522)
Six month period realized gains                    --                    511,082                      311,577
Unrealized appreciation of investments      8,368,710                  5,832,247                    2,706,591
                                          -----------                -----------                  -----------
Net assets                                $50,111,334                $39,842,889                  $33,862,743
                                          ===========                ===========                  ===========

                                                                (continued)   29

  Notes to financial statements

> Delaware Foundation Funds

4. Dividend and Distribution Information (continued)

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through March 31, 2006 that, in accordance with federal income tax regulations, the Portfolios have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2005 will expire as follows:

                                 Delaware Moderate                    Delaware Conservative
Year of Expiration               Allocation Portfolio                 Allocation Portfolio
------------------               --------------------                 --------------------
2010                               $       --                              $ 454,675
2011                                       --                                 98,581
2012                                1,234,331                                486,266
                                   ----------                             ----------
Total                              $1,234,331                             $1,039,522
                                   ==========                             ==========

For the six months ended March 31, 2006, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio had capital gains of $511,082 and $311,577, respectively which may reduce the capital loss carryforwards.

5. Capital Shares

                                       Delaware Aggressive           Delaware Moderate          Delaware Conservative
                                       Allocation Portfolio          Allocation Portfolio       Allocation Portfolio
                                       --------------------          --------------------       --------------------
                                       Six Months      Year           Six Months     Year           Six Months    Year
                                       Ended           Ended          Ended          Ended          Ended         Ended
                                       3/31/06         9/30/05        3/31/06        9/30/05        3/31/06       9/30/05
Shares sold:
Class A                                1,121,562        798,860        382,459        789,757       352,071       570,611
Class B                                  121,669        290,672        103,463        111,367        20,775        24,769
Class C                                  139,322        130,514        120,510        113,028        62,406        20,223
Class R                                   15,241         77,877          9,945         37,158         6,410         4,758
Institutional Class                        1,190         17,895          1,114         11,023         1,341         8,575

Shares issued upon reinvestment of
  dividends and distributions:
Class A                                   48,705         14,352         34,549         38,869        79,515        65,490
Class B                                    5,587             --          1,517          1,621         1,431         1,096
Class C                                    3,856             --          1,338          1,393         1,214           981
Class R                                      726            216            613          1,059           481           364
Institutional Class                          162            559            426          1,405           204         1,101
                                       ---------      ---------        -------      ---------       -------       -------
                                       1,458,020      1,330,945        655,934      1,106,680       525,848       697,968
                                       ---------      ---------        -------      ---------       -------       -------

Shares repurchased:
Class A                                 (527,017)      (805,530)      (246,318)      (878,688)     (266,492)     (538,104)
Class B                                  (63,129)       (89,483)       (34,784)       (68,667)      (10,134)      (25,788)
Class C                                  (56,302)       (80,228)       (52,468)       (61,021)      (14,167)      (32,746)
Class R                                 (118,934)       (16,721)       (53,040)       (33,447)       (1,884)       (4,821)
Institutional Class                      (46,473)       (36,501)       (37,440)       (34,320)      (21,134)      (27,236)
                                       ---------      ---------        -------      ---------       -------       -------
                                        (811,855)     (1,028,463)     (424,050)     (1,076,143)    (313,811)     (628,695)
                                       ---------      ---------        -------      ---------       -------       -------
Net increase                             646,165        302,482        231,884         30,537       212,037        69,273
                                       =========      =========        =======      =========       =======        ======

  Notes to financial statements

> Delaware Foundation Funds

5. Capital Shares (continued)

For the six months ended March 31, 2006 and the year ended September 30, 2005, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                               Six Months Ended                         Year Ended
                                                                   3/31/06                                9/30/05
                                                       -------------------------------       ---------------------------------
                                                       Class B     Class A                   Class B      Class A
                                                       Shares      Shares        Value        Shares       Shares        Value
                                                       ------      ------        -----        ------       ------        -----
Delaware Aggressive Allocation Portfolio               18,741      18,544       $193,337      16,887       16,722      $161,057
Delaware Moderate Allocation Portfolio                 13,148      13,109        131,682       2,491        2,487        23,553
Delaware Conservative Allocation Portfolio                343         344          3,107         356          358         3,145

6.  Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2006, or at any time during the period.

7.  Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer Assurant Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company, a Series
of Delaware Management
Business Trust Philadelphia, PA

National Distributor
Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing and Transfer Agent
Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only
800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management
Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!
Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o    Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software -- www.turbotax.com.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, to assist with any questions.


[Logo]
Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


(435)                                                         Printed in the USA
SA-444 [3/06] CGI 5/06                                  SEMI-0604-FNDN   PO10970

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Foundation Funds

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 2, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 2, 2006


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 2, 2006